Goodwill and Other Intangible Assets - Additional Information (Details) - EUR (€) € in Billions	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Marketed products
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount of intangible assets	€ 11.0	€ 12.7
Weighted average amortization period	10 years
Technological platforms
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount of intangible assets	€ 1.0	€ 1.1
Weighted average amortization period	18 years